BROKERAGE ACCOUNTS (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
BROKERAGE ACCOUNT
Net loss on investment in securities account for the six months ended June 30, 2022	$ 252,568
Less - Net gain and losses recognized during 2022 on equity securities sold during the period	252,568
Unrealized losses recognized during 2022 on equities securities still held at June 30, 2022	$ 0